Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 59.9%
Aerospace & Defense - 0.7%
General Dynamics Corp.	27,721	$ 6,125,509

Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	44,773	6,978,768

Banks - 1.9%
Bank of America Corp.	255,387	6,992,496
JPMorgan Chase & Co.	71,603	10,383,867

		17,376,363

Beverages - 1.5%
Coca-Cola Co.	54,557	3,054,101
Constellation Brands, Inc., Class A	16,859	4,237,172
Monster Beverage Corp. (A)	119,598	6,332,714

		13,623,987

Biotechnology - 1.0%
AbbVie, Inc.	53,098	7,914,788
Vertex Pharmaceuticals, Inc. (A)	4,052	1,409,042

		9,323,830

Building Products - 0.4%
Trane Technologies PLC	19,747	4,006,864

Capital Markets - 2.5%
Charles Schwab Corp.	66,329	3,641,462
CME Group, Inc.	33,211	6,649,506
Goldman Sachs Group, Inc.	14,491	4,688,853
Morgan Stanley	93,661	7,649,294

		22,629,115

Chemicals - 0.8%
Corteva, Inc.	90,690	4,639,701
Sherwin-Williams Co.	11,582	2,953,989

		7,593,690

Communications Equipment - 0.6%
Cisco Systems, Inc.	106,441	5,722,268

Consumer Finance - 1.1%
American Express Co.	64,267	9,587,994

Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	11,083	6,261,452
Dollar General Corp.	27,987	2,961,024
Sysco Corp.	77,418	5,113,459

		14,335,935

Electrical Equipment - 0.5%
Rockwell Automation, Inc.	14,577	4,167,127

Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity Ltd.	37,219	4,597,663

Energy Equipment & Services - 0.3%
Schlumberger NV	38,682	2,255,161

Entertainment - 0.3%
Netflix, Inc. (A)	6,882	2,598,643

Financial Services - 2.3%
Mastercard, Inc., Class A	52,937	20,958,288

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.4%
Hershey Co.	18,987	$ 3,798,919

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	84,534	8,187,118
Edwards Lifesciences Corp. (A)	39,758	2,754,434
Stryker Corp.	17,179	4,694,505

		15,636,057

Health Care Providers & Services - 2.5%
HCA Healthcare, Inc.	15,446	3,799,407
UnitedHealth Group, Inc.	37,866	19,091,659

		22,891,066

Hotels, Restaurants & Leisure - 4.0%
Booking Holdings, Inc. (A)	2,251	6,941,971
Chipotle Mexican Grill, Inc. (A)	1,681	3,079,306
Hilton Worldwide Holdings, Inc.	65,511	9,838,442
McDonald’s Corp.	37,770	9,950,129
Starbucks Corp.	69,306	6,325,559

		36,135,407

Household Products - 0.9%
Procter & Gamble Co.	54,436	7,940,035

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	38,400	7,094,016

Insurance - 1.5%
Marsh & McLennan Cos., Inc.	14,884	2,832,425
Progressive Corp.	74,315	10,352,080

		13,184,505

Interactive Media & Services - 4.3%
Alphabet, Inc., Class C (A)	183,321	24,170,874
Meta Platforms, Inc., Class A (A)	48,106	14,441,902

		38,612,776

IT Services - 1.4%
Accenture PLC, Class A	40,038	12,296,070

Life Sciences Tools & Services - 1.3%
Danaher Corp.	15,583	3,866,142
Thermo Fisher Scientific, Inc.	16,145	8,172,115

		12,038,257

Machinery - 1.1%
Deere & Co.	27,072	10,216,431

Media - 1.1%
Comcast Corp., Class A	220,840	9,792,046

Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	39,391	6,642,110
ConocoPhillips	77,102	9,236,820

		15,878,930

Pharmaceuticals - 2.3%
Eli Lilly & Co.	15,362	8,251,391
Merck & Co., Inc.	78,637	8,095,679
Zoetis, Inc.	27,098	4,714,510

		21,061,580

Professional Services - 0.7%
Automatic Data Processing, Inc.	25,128	6,045,294

Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.8%
KLA Corp.	11,412	$ 5,234,228
Lam Research Corp.	16,515	10,351,106
NVIDIA Corp.	46,741	20,331,868
Texas Instruments, Inc.	43,698	6,948,419

		42,865,621

Software - 6.6%
Cadence Design Systems, Inc. (A)	11,798	2,764,271
Intuit, Inc.	8,473	4,329,195
Microsoft Corp.	154,449	48,767,272
Oracle Corp.	29,261	3,099,325

		58,960,063

Specialty Retail - 1.6%
Home Depot, Inc.	24,487	7,398,992
TJX Cos., Inc.	74,511	6,622,538

		14,021,530

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	171,692	29,395,387

Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc., Class B	98,511	9,419,622

Total Common Stocks (Cost $397,639,805)		539,164,817

	Principal	Value
ASSET-BACKED SECURITIES - 2.4%
ACC Auto Trust
Series 2022-A, Class A,
4.58%, 07/15/2026 (B)	$ 133,446	131,929
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (B)	199,329	175,201
ARES LX CLO Ltd.
Series 2021-60A, Class A,
3-Month Term SOFR + 1.38%, 6.69% (C), 07/18/2034 (B)	250,000	247,624
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A,
3.93%, 05/15/2028 (B)	181,867	177,902
CBAM Ltd.
Series 2019-11RA, Class A1,
3-Month Term SOFR + 1.44%, 6.77% (C), 01/20/2035 (B)	1,210,000	1,198,405
Series 2019-11RA, Class B,
3-Month Term SOFR + 2.01%, 7.34% (C), 01/20/2035 (B)	308,466	301,944
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1,
1.53%, 03/15/2061 (B)	778,462	683,525
Series 2021-1A, Class B1,
1.98%, 03/15/2061 (B)	294,044	251,726
Series 2022-1A , Class A1,
5.97%, 08/15/2062 (B)	880,395	856,287
Series 2022-1A , Class A2,
6.11%, 08/15/2062 (B)	2,064,677	1,992,655
CIFC Funding Ltd.
Series 2021-7A, Class A1,
3-Month Term SOFR + 1.39%, 6.74% (C), 01/23/2035 (B)	375,000	372,139

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd. (continued)
Series 2021-7A, Class B,
3-Month Term SOFR + 1.86%, 7.21% (C), 01/23/2035 (B)	$ 250,874	$ 245,133
CP EF Asset Securitization I LLC
Series 2022-1A,
5.96%, 04/15/2030 (B)	233,526	229,934
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (B)	821,000	701,807
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (B)	751,523	712,721
Elmwood CLO II Ltd.
Series 2019-2A, Class AR,
3-Month Term SOFR + 1.41%, 6.74% (C), 04/20/2034 (B)	339,000	337,460
Exeter Automobile Receivables Trust
Series 2021-1A, Class D,
1.08%, 11/16/2026	562,000	541,394
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class B,
0.87%, 01/15/2026 (B)	13,894	13,867
HPS Loan Management Ltd.
Series 2021-16A, Class B,
3-Month Term SOFR + 1.96%, 7.31% (C), 01/23/2035 (B)	250,000	245,701
JPMorgan Chase Bank NA - CACLN
Series 2021-1, Class B,
0.88%, 09/25/2028 (B)	70,833	69,108
Series 2021-2, Class B,
0.89%, 12/26/2028 (B)	162,640	157,940
LAD Auto Receivables Trust
Series 2021-1A, Class A,
1.30%, 08/17/2026 (B)	127,105	124,860
Series 2022-1A, Class A,
5.21%, 06/15/2027 (B)	551,093	546,912
Lendbuzz Securitization Trust
Series 2022-1A, Class A,
4.22%, 05/17/2027 (B)	484,204	469,596
Series 2023-1A, Class A2,
6.92%, 08/15/2028 (B)	342,551	341,148
Libra Solutions LLC
Series 2022-1A, Class A,
4.75%, 05/15/2034 (B)	121,558	120,378
Series 2022-2A , Class A,
6.85%, 10/15/2034 (B)	152,060	151,725
LL ABS Trust
Series 2022-2A, Class A,
6.63%, 05/15/2030 (B)	98,412	98,306
Logan CLO II Ltd.
Series 2021-2A, Class A,
3-Month Term SOFR + 1.41%, 6.74% (C), 01/20/2035 (B)	582,571	579,492
M&T Equipment Notes
Series 2023-1A, Class A2,
6.09%, 07/15/2030 (B)	347,000	346,239
Series 2023-1A, Class A3,
5.74%, 07/15/2030 (B)	207,000	205,319
Marlette Funding Trust
Series 2023-2A, Class B,
6.54%, 06/15/2033 (B)	224,000	223,187

Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A,
8.04%, 09/20/2027 (B)	$ 718,000	$ 720,626
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1,
2.41%, 10/20/2061 (B)	353,000	293,564
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	157,276	146,717
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	361,488	322,965
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1,
1.85%, 11/20/2050 (B)	674,919	598,321
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR,
3-Month Term SOFR + 1.41%, 6.74% (C), 10/20/2034 (B)	351,000	347,600
Pagaya AI Debt Trust
Series 2022-1, Class A,
2.03%, 10/15/2029 (B)	181,906	178,102
Regatta XXIII Funding Ltd.
Series 2021-4A, Class A1,
3-Month Term SOFR + 1.41%, 6.74% (C), 01/20/2035 (B)	952,000	946,983
Series 2021-4A, Class B,
3-Month Term SOFR + 1.96%, 7.29% (C), 01/20/2035 (B)	264,465	260,888
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class B,
1.83%, 12/15/2031 (B)	84,532	82,394
Series 2022-A, Class B,
5.28%, 05/15/2032 (B)	348,442	344,207
Series 2022-B, Class A2,
5.59%, 08/16/2032 (B)	161,143	159,318
Santander Drive Auto Receivables Trust
Series 2020-3, Class D,
1.64%, 11/16/2026	1,046,150	1,023,260
Tesla Auto Lease Trust
Series 2021-B, Class A3,
0.60%, 09/22/2025 (B)	394,000	384,163
Series 2021-B, Class B,
0.91%, 09/22/2025 (B)	202,000	194,251
THL Credit Wind River CLO Ltd.
Series 2019-1A , Class AR,
3-Month Term SOFR + 1.42%, 6.75% (C), 07/20/2034 (B)	314,000	310,092
Tricolor Auto Securitization Trust
Series 2022-1A, Class A,
3.30%, 02/18/2025 (B)	14,245	14,204
Upstart Securitization Trust
Series 2021-4, Class A,
0.84%, 09/20/2031 (B)	64,805	64,144
Series 2021-5, Class A,
1.31%, 11/20/2031 (B)	60,525	59,607
Series 2022-1, Class A,
3.12%, 03/20/2032 (B)	364,678	358,553
Series 2022-2, Class A,
4.37%, 05/20/2032 (B)	434,862	431,734
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (B)	925,000	835,898

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers LLC
Series 2020-2A, Class A2,
1.99%, 09/15/2045 (B)	$ 596,000	$ 498,398
VCAT LLC
Series 2021-NPL1, Class A1,
2.29% (C), 12/26/2050 (B)	91,381	88,426
Westgate Resorts LLC
Series 2022-1A, Class A,
1.79%, 08/20/2036 (B)	166,826	157,654
Westlake Automobile Receivables Trust
Series 2020-1A, Class D,
2.80%, 06/16/2025 (B)	262,899	261,391

Total Asset-Backed Securities (Cost $22,865,984)		21,935,024

CORPORATE DEBT SECURITIES - 11.7%
Aerospace & Defense - 0.2%
General Dynamics Corp.
3.50%, 04/01/2027	402,000	379,262
L3Harris Technologies, Inc.
5.40%, 07/31/2033	689,000	662,518
Lockheed Martin Corp.
4.45%, 05/15/2028	360,000	348,467

		1,390,247

Banks - 4.4%
Bank of America Corp.
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	1,808,000	1,786,087
Fixed until 09/15/2033, 5.87% (C), 09/15/2034	1,727,000	1,679,808
Fixed until 11/10/2027, 6.20% (C), 11/10/2028	1,219,000	1,224,689
Fixed until 09/05/2024 (D), 6.25% (C)	993,000	977,923
Bank of Montreal
Fixed until 01/10/2032, 3.09% (C), 01/10/2037	2,205,000	1,643,861
Bank of New York Mellon Corp.
Fixed until 04/26/2026, 4.95% (C), 04/26/2027	541,000	528,135
Fixed until 04/26/2033, 4.97% (C), 04/26/2034	333,000	307,785
Fixed until 10/25/2032, 5.83% (C), 10/25/2033	876,000	861,175
Barclays PLC
Fixed until 09/13/2028, 6.49% (C), 09/13/2029	336,000	333,403
Fixed until 09/13/2026, 6.50% (C), 09/13/2027	427,000	426,141
Fixed until 09/13/2033, 6.69% (C), 09/13/2034	644,000	629,233
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (C), 01/20/2028 (B)	616,000	548,845
Fixed until 01/13/2028, 5.13% (C), 01/13/2029 (B) (E)	929,000	897,091
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	1,369,000	1,276,260
Fixed until 05/15/2025 (D), 5.95% (C)	496,000	473,348
Fixed until 05/15/2024 (D), 6.30% (C) (E)	109,000	105,961
Cooperatieve Rabobank UA
Fixed until 02/28/2028, 5.56% (C), 02/28/2029 (B)	1,345,000	1,311,078

Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 09/18/2030, 3.55% (C), 09/18/2031	$ 179,000	$ 144,340
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	444,000	401,362
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	1,486,000	1,430,821
ING Groep NV
Fixed until 09/11/2026, 6.08% (C), 09/11/2027	390,000	388,499
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	949,000	779,886
Fixed until 08/01/2024 (D), 5.00% (C)	392,000	378,881
Fixed until 07/24/2028, 5.30% (C), 07/24/2029	912,000	887,534
Fixed until 06/01/2033, 5.35% (C), 06/01/2034	376,000	356,882
Fixed until 09/14/2032, 5.72% (C), 09/14/2033	1,614,000	1,553,701
Mitsubishi UFJ Financial Group, Inc.
Fixed until 07/18/2024, 4.79% (C), 07/18/2025	654,000	646,312
Morgan Stanley
Fixed until 05/04/2026, 1.59% (C), 05/04/2027	632,000	562,616
Fixed until 04/28/2025, 2.19% (C), 04/28/2026	990,000	930,063
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	676,000	532,673
Fixed until 01/24/2028, 3.77% (C), 01/24/2029	90,000	82,127
4.35%, 09/08/2026	79,000	75,452
Fixed until 01/28/2026, 5.05% (C), 01/28/2027	277,000	271,554
Fixed until 02/01/2028, 5.12% (C), 02/01/2029	622,000	599,187
Fixed until 04/20/2028, 5.16% (C), 04/20/2029	850,000	818,646
Fixed until 04/21/2033, 5.25% (C), 04/21/2034	270,000	250,810
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	1,360,000	1,283,270
Fixed until 07/20/2028, 5.45% (C), 07/20/2029	409,000	398,879
Fixed until 01/19/2033, 5.95% (C), 01/19/2038	237,000	221,575
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	1,103,000	855,958
Nordea Bank Abp
5.38%, 09/22/2027 (B)	1,253,000	1,223,728
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (C), 01/24/2034	576,000	522,412
Fixed until 06/12/2028, 5.58% (C), 06/12/2029	1,347,000	1,306,953
Fixed until 10/28/2032, 6.04% (C), 10/28/2033	373,000	361,939
Royal Bank of Canada
5.00%, 05/02/2033 (E)	1,348,000	1,252,988
State Street Corp.
Fixed until 01/26/2033, 4.82% (C), 01/26/2034	277,000	252,617

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
5.71%, 01/13/2030	$ 720,000	$ 705,282
5.78%, 07/13/2033	200,000	195,599
5.85%, 07/13/2030	958,000	945,919
Toronto-Dominion Bank
5.52%, 07/17/2028	1,208,000	1,192,484
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (C), 06/08/2027	517,000	511,448
US Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	857,000	603,984
Fixed until 02/01/2033, 4.84% (C), 02/01/2034	122,000	107,538
Fixed until 06/12/2028, 5.78% (C), 06/12/2029	830,000	808,780
Fixed until 06/10/2033, 5.84% (C), 06/12/2034	285,000	269,786
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (C), 11/15/2035	841,000	630,231

		39,753,539

Beverages - 0.0% (F)
Diageo Capital PLC
1.38%, 09/29/2025	200,000	184,872

Biotechnology - 0.3%
Amgen, Inc.
5.15%, 03/02/2028	724,000	712,142
5.25%, 03/02/2030	578,000	564,773
CSL Finance PLC
3.85%, 04/27/2027 (B)	270,000	255,851
4.05%, 04/27/2029 (B)	529,000	493,581
Illumina, Inc.
5.80%, 12/12/2025	483,000	480,025
Royalty Pharma PLC
3.55%, 09/02/2050	782,000	477,657

		2,984,029

Capital Markets - 0.5%
Ares Capital Corp.
2.88%, 06/15/2027 (E)	429,000	374,420
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	102,839
7.75%, 09/16/2027	678,000	672,629
7.95%, 06/13/2028 (B)	371,000	367,747
Charles Schwab Corp.
Fixed until 08/24/2033, 6.14% (C), 08/24/2034	1,127,000	1,096,544
Nasdaq, Inc.
5.35%, 06/28/2028	194,000	190,481
5.55%, 02/15/2034	1,295,000	1,236,270
5.95%, 08/15/2053	612,000	572,746
6.10%, 06/28/2063	260,000	241,817

		4,855,493

Chemicals - 0.3%
Celanese US Holdings LLC
6.33%, 07/15/2029	382,000	374,543
6.35%, 11/15/2028	386,000	381,598
6.55%, 11/15/2030	967,000	946,201
6.70%, 11/15/2033	943,000	919,464

		2,621,806

Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.0% (F)
CoStar Group, Inc.
2.80%, 07/15/2030 (B)	$ 497,000	$ 400,632

Consumer Finance - 0.2%
American Express Co.
Fixed until 05/01/2033, 5.04% (C), 05/01/2034	869,000	801,492
Capital One Financial Corp.
Fixed until 06/08/2028, 6.31% (C), 06/08/2029	965,000	943,379

		1,744,871

Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.50%, 02/15/2028 (B)	592,000	585,134

Distributors - 0.2%
LKQ Corp.
5.75%, 06/15/2028 (B)	854,000	834,392
6.25%, 06/15/2033 (B)	802,000	775,805

		1,610,197

Diversified REITs - 0.2%
American Tower Trust #1
5.49%, 03/15/2028 (B)	1,406,000	1,384,000
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	73,000	67,674
5.38%, 04/15/2026	333,000	322,886

		1,774,560

Diversified Telecommunication Services - 0.0% (F)
AT&T, Inc.
3.65%, 09/15/2059	109,000	66,312

Electric Utilities - 0.8%
American Electric Power Co., Inc.
5.63%, 03/01/2033	893,000	864,434
Duke Energy Corp.
4.30%, 03/15/2028	643,000	609,777
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (B)	642,000	477,552
Electricite de France SA
5.70%, 05/23/2028 (B)	421,000	416,967
6.25%, 05/23/2033 (B)	583,000	583,771
Exelon Corp.
5.15%, 03/15/2028	432,000	423,824
5.30%, 03/15/2033	692,000	660,091
Georgia Power Co.
4.65%, 05/16/2028	450,000	434,187
4.95%, 05/17/2033	713,000	668,457
National Grid PLC
5.60%, 06/12/2028	320,000	316,555
5.81%, 06/12/2033	672,000	652,933
Xcel Energy, Inc.
5.45%, 08/15/2033	1,551,000	1,480,605

		7,589,153

Electronic Equipment, Instruments & Components - 0.3%
Trimble, Inc.
4.75%, 12/01/2024	853,000	840,447

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc. (continued)
4.90%, 06/15/2028	$ 314,000	$ 300,311
6.10%, 03/15/2033	1,453,000	1,423,827

		2,564,585

Financial Services - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	414,000	388,289
Air Lease Corp.
1.88%, 08/15/2026	817,000	725,957
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/2026 (B)	510,000	447,525
3.88%, 03/01/2031 (B)	575,000	458,488

		2,020,259

Food Products - 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 05/15/2032	695,000	525,305
3.63%, 01/15/2032	500,000	397,959
5.50%, 01/15/2030	375,000	350,118
Mondelez International, Inc.
2.75%, 04/13/2030	68,000	57,221
Pilgrim’s Pride Corp.
6.25%, 07/01/2033	953,000	894,221

		2,224,824

Health Care Equipment & Supplies - 0.1%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	933,000	931,593
5.86%, 03/15/2030	195,000	193,403

		1,124,996

Health Care Providers & Services - 0.7%
Centene Corp.
2.45%, 07/15/2028	919,000	776,385
3.00%, 10/15/2030	491,000	396,045
4.25%, 12/15/2027	2,255,000	2,076,460
HCA, Inc.
3.63%, 03/15/2032	450,000	373,088
5.20%, 06/01/2028	233,000	225,278
5.38%, 09/01/2026	187,000	183,533
5.50%, 06/01/2033	747,000	708,190
5.63%, 09/01/2028	264,000	257,448
5.88%, 02/15/2026 - 02/01/2029	650,000	642,194
UnitedHealth Group, Inc.
5.25%, 02/15/2028	412,000	412,685

		6,051,306

Insurance - 0.2%
Athene Global Funding
2.65%, 10/04/2031 (B)	712,000	528,051
2.72%, 01/07/2029 (B)	800,000	664,629
Brown & Brown, Inc.
4.95%, 03/17/2052	845,000	672,232

		1,864,912

IT Services - 0.1%
Leidos, Inc.
2.30%, 02/15/2031	170,000	130,771
5.75%, 03/15/2033	558,000	534,930

		665,701

Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.2%
Hasbro, Inc.
3.90%, 11/19/2029	$ 1,405,000	$ 1,243,191
5.10%, 05/15/2044	214,000	174,782

		1,417,973

Machinery - 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028 (B)	693,000	674,167

Media - 0.1%
Comcast Corp.
4.55%, 01/15/2029	581,000	558,046
4.80%, 05/15/2033	434,000	407,326
Fox Corp.
4.03%, 01/25/2024	362,000	359,421

		1,324,793

Oil, Gas & Consumable Fuels - 0.4%
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (B)	212,000	209,298
6.04%, 11/15/2033 (B)	510,000	498,185
6.50%, 08/15/2043 (B)	103,000	100,330
6.54%, 11/15/2053 (B)	532,000	519,536
6.71%, 08/15/2063 (B)	101,000	98,485
Enbridge, Inc.
5.70%, 03/08/2033	480,000	459,967
Energy Transfer LP
4.95%, 06/15/2028	78,000	74,659
5.55%, 02/15/2028	603,000	592,297
EQT Corp.
5.70%, 04/01/2028	318,000	311,667
Hess Midstream Operations LP
5.13%, 06/15/2028 (B)	460,000	423,285
Southwestern Energy Co.
4.75%, 02/01/2032	619,000	531,306

		3,819,015

Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	554,000	514,037

Pharmaceuticals - 0.2%
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/2028	946,000	912,285
4.65%, 05/19/2030	531,000	508,961

		1,421,246

Professional Services - 0.1%
Global Payments, Inc.
2.15%, 01/15/2027	570,000	502,578
4.80%, 04/01/2026	513,000	497,467

		1,000,045

Real Estate Management & Development - 0.2%
CBRE Services, Inc.
5.95%, 08/15/2034	1,674,000	1,580,620

Residential REITs - 0.1%
Sun Communities Operating LP
2.70%, 07/15/2031	898,000	691,346

Retail REITs - 0.1%
Agree LP
2.00%, 06/15/2028	630,000	521,236

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Retail REITs (continued)
Agree LP (continued)
2.60%, 06/15/2033	$ 197,000	$ 143,963
2.90%, 10/01/2030	313,000	252,044

		917,243

Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.
2.95%, 04/01/2025	534,000	514,055
Broadcom, Inc.
2.60%, 02/15/2033 (B)	491,000	366,228
3.14%, 11/15/2035 (B)	988,000	720,586
3.47%, 04/15/2034 (B)	795,000	624,591
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	1,230,000	1,175,326
Marvell Technology, Inc.
1.65%, 04/15/2026	732,000	661,573
4.88%, 06/22/2028	378,000	361,266
Micron Technology, Inc.
5.88%, 09/15/2033	456,000	433,637
6.75%, 11/01/2029	419,000	425,402

		5,282,664

Software - 0.4%
Fiserv, Inc.
5.45%, 03/02/2028	744,000	737,581
5.63%, 08/21/2033	748,000	724,481
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	833,181
3.88%, 02/15/2031 (B)	962,000	815,090
4.00%, 11/15/2029 (B)	88,000	77,286
Workday, Inc.
3.50%, 04/01/2027	372,000	347,070

		3,534,689

Specialized REITs - 0.0% (F)
Equinix, Inc.
2.15%, 07/15/2030	533,000	418,939

Transportation Infrastructure - 0.1%
GXO Logistics, Inc.
1.65%, 07/15/2026	554,000	486,866
2.65%, 07/15/2031	122,000	92,540

		579,406

Total Corporate Debt Securities (Cost $113,403,143)		105,253,611

MORTGAGE-BACKED SECURITIES - 5.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A,
1-Month Term SOFR + 0.93%, 6.51% (C), 09/15/2034 (B)	592,515	576,221
A&D Mortgage Trust
Series 2023-NQM2, Class A1,
6.13% (C), 05/25/2068 (B)	672,351	662,538
Angel Oak Mortgage Trust
Series 2019-5, Class A1,
2.59% (C), 10/25/2049 (B)	66,850	63,828
Series 2019-6, Class A1,
2.62% (C), 11/25/2059 (B)	59,035	56,509
Series 2020-3, Class A2,
2.41% (C), 04/25/2065 (B)	144,004	132,646

Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF,
1-Month SOFR Average + 0.85%, 5.00% (C), 11/25/2051 (B)	$ 678,175	$ 616,190
Series 2022-2, Class A1,
3.00% (C), 12/25/2051 (B)	1,314,075	1,036,630
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	620,702
BPR Trust
Series 2022-OANA, Class A,
1-Month Term SOFR + 1.90%, 7.23% (C), 04/15/2037 (B)	1,387,000	1,361,947
Series 2023-BRK2, Class A,
7.15% (C), 11/05/2028 (B)	831,000	830,958
BX Commercial Mortgage Trust
Series 2019-XL, Class A,
1-Month Term SOFR + 1.03%, 6.37% (C), 10/15/2036 (B)	886,632	884,106
Series 2019-XL, Class B,
1-Month Term SOFR + 1.19%, 6.53% (C), 10/15/2036 (B)	317,900	315,888
Series 2020-VKNG, Class A,
1-Month Term SOFR + 1.04%, 6.38% (C), 10/15/2037 (B)	131,194	129,833
Series 2021-VINO, Class A,
1-Month Term SOFR + 0.77%, 6.10% (C), 05/15/2038 (B)	140,584	137,936
Series 2021-VOLT, Class B,
1-Month Term SOFR + 1.06%, 6.40% (C), 09/15/2036 (B)	733,000	708,384
Series 2021-VOLT, Class D,
1-Month Term SOFR + 1.76%, 7.10% (C), 09/15/2036 (B)	770,000	734,477
Series 2023-VLT2, Class A,
1-Month Term SOFR + 2.28%, 7.61% (C), 06/15/2040 (B)	215,000	214,745
Series 2023-VLT2, Class B,
1-Month Term SOFR + 3.13%, 8.46% (C), 06/15/2040 (B)	479,000	477,125
BX Trust
1-Month Term SOFR + 0.75%, 6.08% (C), 04/15/2039 (B)	751,938	727,418
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (B)	242,000	204,281
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (B)	481,000	403,522
Series 2021-LBA, Class AJV,
1-Month Term SOFR + 0.91%, 6.25% (C), 02/15/2036 (B)	820,000	805,080
Series 2021-LBA, Class AV,
1-Month Term SOFR + 0.91%, 6.25% (C), 02/15/2036 (B)	737,035	723,624
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (B)	324,000	290,491
CENT Trust
Series 2023-CITY, Class A,
7.95% (C), 09/15/2028 (B)	849,000	848,633
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1,
1-Month SOFR Average + 1.20%, 6.52% (C), 02/25/2050 (B)	693,904	656,516
CIM Trust
Series 2021-NR1, Class A1,
2.57% (C), 07/25/2055 (B)	293,529	285,311
Series 2021-NR4, Class A1,
2.82% (C), 10/25/2061 (B)	174,551	165,057

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Cold Storage Trust
Series 2020-ICE5, Class A,
1-Month Term SOFR + 1.01%, 6.35% (C), 11/15/2037 (B)	$ 1,316,224	$ 1,302,983
Series 2020-ICE5, Class B,
1-Month Term SOFR + 1.41%, 6.75% (C), 11/15/2037 (B)	585,862	579,232
Series 2020-ICE5, Class C,
1-Month Term SOFR + 1.76%, 7.10% (C), 11/15/2037 (B)	587,828	581,545
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (C), 03/25/2065 (B)	4,591	4,559
Series 2020-3, Class A1,
1.51% (C), 04/27/2065 (B)	49,435	45,937
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A,
1-Month Term SOFR + 1.03%, 6.36% (C), 05/15/2036 (B)	1,316,724	1,315,300
Series 2019-ICE4, Class C,
1-Month Term SOFR + 1.48%, 6.81% (C), 05/15/2036 (B)	281,300	279,504
CRSO Trust
0.00% (C), 07/10/2028	1,274,000	1,264,585
CSMC Trust
Series 2021-WEHO, Class A,
1-Month Term SOFR + 4.08%, 9.42% (C), 04/15/2026 (B)	531,730	518,074
DC Commercial Mortgage Trust
Series 2023-DC, Class A,
6.31%, 09/12/2040 (B)	708,000	705,926
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month Term SOFR + 1.19%, 6.53% (C), 07/15/2038 (B)	407,759	404,303
Flagstar Mortgage Trust
Series 2021-13IN, Class A2,
3.00% (C), 12/30/2051 (B)	2,115,359	1,676,670
GCAT Trust
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,748,576	1,381,579
Series 2023-INV1, Class A1,
6.00% (C), 08/25/2053 (B)	939,380	913,839
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month Term SOFR + 1.15%, 6.48% (C), 12/15/2036 (B)	526,000	523,329
Series 2019-WOLF, Class B,
1-Month Term SOFR + 1.45%, 6.78% (C), 12/15/2036 (B)	258,000	255,386
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.75%, 7.08% (C), 12/15/2036 (B)	287,000	283,548
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10,
4.15%, 08/05/2034 (B)	108,959	92,981
Series 2015-HB7, Class A7,
3.91%, 08/05/2034 (B)	273,000	232,050

Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (B)	$ 845,000	$ 801,141
Series 2020-ACE, Class B,
3.64%, 01/10/2037 (B)	580,000	542,072
Life Mortgage Trust
Series 2021-BMR, Class A,
1-Month Term SOFR + 0.81%, 6.15% (C), 03/15/2038 (B)	1,278,844	1,253,136
Series 2021-BMR, Class C,
1-Month Term SOFR + 1.21%, 6.55% (C), 03/15/2038 (B)	740,177	718,789
Series 2022-BMR2, Class A1,
1-Month Term SOFR + 1.30%, 6.63% (C), 05/15/2039 (B)	886,000	869,985
Series 2022-BMR2, Class B,
1-Month Term SOFR + 1.79%, 7.13% (C), 05/15/2039 (B)	257,000	251,517
Med Trust
Series 2021-MDLN, Class A,
1-Month Term SOFR + 1.06%, 6.40% (C), 11/15/2038 (B)	197,054	192,109
Series 2021-MDLN, Class E,
1-Month Term SOFR + 3.26%, 8.60% (C), 11/15/2038 (B)	967,357	921,525
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11,
1-Month SOFR Average + 0.95%, 5.00% (C), 08/25/2051 (B)	496,389	452,838
Series 2021-INV3, Class A11,
1-Month SOFR Average + 0.95%, 5.00% (C), 10/25/2051 (B)	607,882	554,851
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	402,870	304,293
Series 2022-INV1, Class A2,
3.00% (C), 03/25/2052 (B)	1,194,675	943,933
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A,
1-Month Term SOFR + 0.92%, 6.25% (C), 04/15/2038 (B)	1,240,829	1,223,709
Series 2021-MHC, Class C,
1-Month Term SOFR + 1.47%, 6.80% (C), 04/15/2038 (B)	700,421	687,683
NCMF Trust
Series 2022-MFP, Class A,
7.07% (C), 03/15/2039 (B)	400,000	394,311
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (C), 02/25/2058 (B)	103,936	97,936
OBX Trust
Series 2021-INV3, Class A3,
2.50% (C), 10/25/2051 (B)	420,198	317,381
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,319,751	1,042,758
Series 2022-INV1, Class A18,
3.00% (C), 12/25/2051 (B)	560,322	430,112
Oceanview Mortgage Trust
Series 2022-1, Class A1,
3.00% (C), 12/25/2051 (B)	706,555	558,261
PRPM LLC
Series 2020-4, Class A1,
2.95% (C), 10/25/2025 (B)	438,601	429,118
Series 2021-10, Class A1,
2.49% (C), 10/25/2026 (B)	635,050	589,089
Series 2021-9, Class A1,
2.36% (C), 10/25/2026 (B)	547,504	510,327

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
PRPM LLC (continued)
Series 2022-2, Class A1,
5.00% (C), 03/25/2027 (B)	$ 965,550	$ 936,038
RCKT Mortgage Trust
Series 2021-3, Class A21,
1-Month SOFR Average + 0.80%, 5.00% (C), 07/25/2051 (B)	441,603	400,483
Series 2023-CES1, Class A1A,
6.52% (C), 06/25/2043 (B)	533,212	528,074
Series 2023-CES2, Class A1A,
6.81% (C), 09/25/2043 (B)	985,685	984,452
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A,
7.07% (C), 08/25/2053	1,041,541	1,041,299
Series 2023-SEQ3, Class A1,
7.16% (C), 06/01/2053 (B)	274,759	273,544
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (C), 05/25/2043 (B)	106,748	87,838
Series 2020-2, Class A19,
3.50% (C), 03/25/2050 (B)	49,256	41,306
SMRT Commercial Mortgage Trust
Series 2022-MINI, Class A,
1-Month Term SOFR + 1.00%, 6.33% (C), 01/15/2039 (B)	451,000	439,118
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (C), 01/28/2050 (B)	2,804	2,774
Series 2020-SH1, Class A2,
2.62% (C), 01/28/2050 (B)	15,720	15,554
SREIT Trust
Series 2021-MFP, Class A,
1-Month Term SOFR + 0.85%, 6.18% (C), 11/15/2038 (B)	100,000	98,118
Towd Point Mortgage Trust
Series 2023-CES1, Class A1A,
6.75% (C), 07/25/2063 (B)	280,817	279,612
UWM Mortgage Trust
Series 2021-INV1, Class A9,
1-Month SOFR Average + 0.90%, 5.00% (C), 08/25/2051 (B)	590,710	536,235
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	309,009	234,557
VASA Trust
Series 2021-VASA, Class A,
1-Month Term SOFR + 1.01%, 6.35% (C), 07/15/2039 (B)	425,000	371,765
VMC Finance LLC
Series 2021-HT1, Class A,
1-Month Term SOFR + 1.76%, 7.10% (C), 01/18/2037 (B)	454,238	443,430
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A,
1-Month Term SOFR + 1.26%, 6.60% (C), 02/15/2040 (B)	183,247	174,981

Total Mortgage-Backed Securities (Cost $51,426,596)		48,007,978

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.6%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 03/01/2052	3,048,373	2,549,360
3.00%, 05/01/2031 - 03/01/2052	1,859,291	1,655,797

Transamerica Series Trust	Page 8

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
3.50%, 07/01/2042 - 08/01/2052	$ 4,944,183	$ 4,316,970
4.00%, 03/01/2047 - 11/01/2050	2,412,681	2,184,823
4.50%, 03/01/2048 - 10/01/2052	6,461,297	5,962,039
5.00%, 09/01/2048 - 07/01/2053	4,132,648	3,914,353
5.50%, 09/01/2052 - 07/01/2053	3,234,167	3,146,649
6.00%, 04/01/2040	37,884	38,525
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.85%, 6.17% (C), 11/25/2041 (B)	408,007	403,829
1-Month SOFR Average + 0.95%, 6.27% (C), 12/25/2041 (B)	821,829	806,505
1-Month SOFR Average + 1.30%, 6.62% (C), 02/25/2042 (B)	161,529	161,120
1-Month SOFR Average + 2.00%, 7.32% (C), 04/25/2042 (B)	158,246	159,375
1-Month SOFR Average + 2.00%, 7.32% (C), 12/25/2050 (B)	632,192	637,014
1-Month SOFR Average + 2.10%, 7.42% (C), 03/25/2042 (B)	335,878	338,609
1-Month SOFR Average + 2.15%, 7.47% (C), 09/25/2042 (B)	124,314	125,568
1-Month SOFR Average + 2.25%, 7.57% (C), 08/25/2033 (B)	1,197,791	1,190,689
1-Month SOFR Average + 2.30%, 7.62% (C), 08/25/2042 (B)	244,932	248,741
1-Month SOFR Average + 2.95%, 8.27% (C), 06/25/2042 (B)	509,504	522,640
1-Month SOFR Average + 3.21%, 8.53% (C), 03/25/2050 (B)	182,158	187,862
Federal Home Loan Mortgage Corp. STACR Trust
1-Month SOFR Average + 2.06%, 7.38% (C), 10/25/2049 (B)	5,190	5,196
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month SOFR Average + 2.10%, 7.42% (C), 04/25/2043 (B)	258,244	260,664
1-Month SOFR Average + 2.30%, 7.62% (C), 08/25/2033 (B)	861,421	868,125
1-Month SOFR Average + 2.60%, 7.92% (C), 11/25/2050 (B)	686,563	694,500
1-Month SOFR Average + 2.65%, 7.97% (C), 07/25/2042 (B)	269,956	275,846
Series 2023-HQA2, Class M1A, 7.32% (C), 06/25/2043 (B)	64,486	64,799
Federal National Mortgage Association
2.50%, 11/01/2034 - 03/01/2052	10,132,920	8,245,799
3.00%, 10/01/2034 - 06/01/2057	10,338,874	8,732,868
3.50%, 12/01/2045 - 08/01/2056	15,202,028	13,287,492
4.00%, 05/01/2045 - 04/01/2052	10,242,169	9,251,982
4.50%, 11/01/2042 - 08/01/2053	5,418,779	5,017,470
5.00%, 07/01/2044 - 08/01/2053	4,149,453	3,943,096
5.50%, 09/01/2052 - 09/01/2053	5,633,569	5,468,017
6.00%, 02/01/2037	1,709	1,739
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.65%, 6.97% (C), 12/25/2041 (B)	464,000	454,439
1-Month SOFR Average + 1.70%, 7.02% (C), 07/25/2043 (B)	555,805	555,805
1-Month SOFR Average + 1.90%, 7.22% (C), 04/25/2042 (B)	419,604	419,079
1-Month SOFR Average + 2.00%, 7.32% (C), 11/25/2041 (B)	1,446,000	1,422,523
1-Month SOFR Average + 2.00%, 7.32% (C), 03/25/2042 (B)	345,207	347,576

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
1-Month SOFR Average + 2.10%, 7.42% (C), 03/25/2042 (B)	$ 813,585	$ 823,098
1-Month SOFR Average + 2.21%, 7.53% (C), 10/25/2039 (B)	14,299	14,321
1-Month SOFR Average + 2.26%, 7.58% (C), 09/25/2031 (B)	2,298	2,298
1-Month SOFR Average + 2.30%, 7.62% (C), 05/25/2043 (B)	597,748	605,284
1-Month SOFR Average + 2.40%, 7.72% (C), 12/25/2042 (B)	358,524	364,576
1-Month SOFR Average + 2.50%, 7.82% (C), 09/25/2042 (B)	757,466	766,152
1-Month SOFR Average + 2.50%, 7.82% (C), 04/25/2043 (B)	492,325	498,000
1-Month SOFR Average + 2.51%, 7.83% (C), 04/25/2031 (B)	26,647	26,663
1-Month SOFR Average + 2.55%, 7.87% (C), 07/25/2042 (B)	214,990	218,936
1-Month SOFR Average + 2.75%, 8.07% (C), 05/25/2042 (B)	257,634	264,085
1-Month SOFR Average + 3.00%, 8.32% (C), 01/25/2042 (B)	527,000	526,015
1-Month SOFR Average + 3.00%, 8.32% (C), 04/25/2042 (B)	376,000	381,275
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	1,032,017	884,703
Government National Mortgage Association
2.50%, 03/20/2051	1,672,245	1,369,857
3.00%, 11/20/2046 - 08/20/2051	5,598,745	4,780,076
3.50%, 05/20/2049	1,783,467	1,580,010
4.00%, 01/15/2045 - 05/20/2048	1,362,959	1,252,155
4.50%, 08/15/2046 - 05/20/2048	700,997	665,726
5.00%, 08/20/2048	180,430	173,553
Government National Mortgage Association, TBA
Zero Coupon, 10/20/2053 (G)	11,701,800	10,063,224
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1,
4.75% (C), 09/25/2060 (B)	225,747	216,517
Uniform Mortgage-Backed Security, TBA
Zero Coupon, 10/01/2038 (G)	2,700,000	2,551,500
3.00%, 10/01/2037 (G)	997,159	902,741
3.50%, 10/01/2037 (G)	2,790,000	2,580,750
4.00%, 10/01/2053 (G)	554,171	493,948
4.50%, 10/01/2053 (G)	385,722	354,352
5.50%, 10/01/2053 (G)	378,683	366,198
6.00%, 10/01/2053 (G)	922,204	910,604

Total U.S. Government Agency Obligations (Cost $131,274,430)		121,504,100

U.S. GOVERNMENT OBLIGATIONS - 6.7%
U.S. Treasury - 6.7%
U.S. Treasury Bonds
3.63%, 05/15/2053	32,299,400	26,712,613
3.88%, 05/15/2043	19,331,500	16,794,241
4.38%, 08/15/2043 (E)	10,786,000	10,056,260
U.S. Treasury Notes
3.88%, 08/15/2033	6,006,000	5,676,608
4.63%, 09/30/2030	834,700	835,222

Total U.S. Government Obligations (Cost $64,485,076)		60,074,944

Transamerica Series Trust	Page 9

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (H)	12,889,355	$ 12,889,355

Total Other Investment Company (Cost $12,889,355)		12,889,355

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 2.50% (H), dated 09/29/2023, to be repurchased at $21,650,263 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $22,078,691.	$ 21,645,754	21,645,754

Total Repurchase Agreement (Cost $21,645,754)		21,645,754

Total Investments (Cost $815,630,143)		930,475,583
Net Other Assets (Liabilities) - (3.4)%		(30,170,666)

Net Assets - 100.0%		$ 900,304,917

Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$539,164,817	$—	$—	$539,164,817
Asset-Backed Securities	—	21,935,024	—	21,935,024
Corporate Debt Securities	—	105,253,611	—	105,253,611
Mortgage-Backed Securities	—	48,072,777	—	48,072,777
U.S. Government Agency Obligations	—	121,439,301	—	121,439,301
U.S. Government Obligations	—	60,074,944	—	60,074,944
Other Investment Company	12,889,355	—	—	12,889,355
Repurchase Agreement	—	21,645,754	—	21,645,754

Total Investments	$552,054,172	$378,421,411	$—	$930,475,583

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $101,576,587, representing 11.3% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,625,563, collateralized by cash collateral of $12,889,355. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at September 30, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TBA	To Be Announced

Transamerica Series Trust	Page 11

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 12

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 13